Note 10 - Warrants (Details) - Warrant Transactions	3 Months Ended							3 Months Ended
	Feb. 28, 2013	Feb. 28, 2014	Nov. 30, 2013	Feb. 28, 2014 Series A Warrants [Member]	Nov. 30, 2013 Series A Warrants [Member]	Feb. 28, 2013 Series A Warrants [Member]	Nov. 30, 2012 Series A Warrants [Member]	Feb. 28, 2013 Series B Warrants [Member]	Feb. 28, 2013 Placement Agents Warrants [Member]	Nov. 30, 2012 Placement Agents Warrants [Member]
Note 10 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding,	7,286,000	6,230,300	6,360,300	3,540,000	3,670,000	3,720,000	3,720,000	3,470,000	96,000	96,000
Expired	(3,470,000)							(3,470,000)
Outstanding,	3,816,000	6,230,300	6,360,300	3,540,000	3,670,000	3,720,000	3,720,000		96,000	96,000